Key management compensation - Disclosure of detailed information about remuneration of directors and key management personnel (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Key Management Compensation [Abstract]
Short-term benefits	$ 726,158	$ 721,137	$ 570,271
Option-based awards	758,013	1,445,132	395,586
Total key management compensation	$ 1,484,171	$ 2,166,269	$ 965,857